Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Treasury shares	Capital reserve	Share-based long-term incentive plan (LTIP)	Retained earnings	Equity valuation adjustments	Other comprehensive income	Total	Non-controlling interests
Equity at Dec. 31, 2019	R$ 8,014,948	R$ 26	R$ (41,267)	R$ 5,686,255	R$ 95,248	R$ 2,274,864	R$ (22,372)	R$ (190)	R$ 7,992,564	R$ 22,384
Net income for the year	1,292,300					1,291,658			1,291,658	642
Currency translation adjustment	959							959	959
Loss on financial assets through OCI	(278)							(278)	(278)
Non-controlling	(10,913)									(10,913)
Shares issued	0			3,834	(3,834)
Share based long term incentive plan (LTIP)	75,218				75,218				75,218
Acquisition of treasury shares	(44,775)		(44,775)						(44,775)
(LTIP) of treasury shares	0		72,433		(72,433)
Equity at Dec. 31, 2020	9,327,459	26	(13,609)	5,690,089	94,199	3,566,522	(22,372)	491	9,315,346	12,113
Net income for the year	1,166,284					1,166,102			1,166,102	182
Currency translation adjustment	(117)							(117)	(117)
Loss on financial assets through OCI	271							271	271
Non-controlling	(12,295)									(12,295)
Shares issued	0			138,665	(138,665)
Share based long term incentive plan (LTIP)	305,408				305,408				305,408
Acquisition of treasury shares	(284,812)		(284,812)						(284,812)
(LTIP) of treasury shares	0		13,410		(13,410)
Equity at Dec. 31, 2021	10,502,198	26	(285,011)	5,828,754	247,532	4,732,624	(22,372)	645	10,502,198	0
Net income for the year	1,504,768					1,504,768			1,504,768
Currency translation adjustment	(677)							(677)	(677)
Loss on financial assets through OCI	(107)							(107)	(107)
Share based long term incentive plan (LTIP)	127,391				127,389				127,391
Acquisition of treasury shares	(291,445)		(291,445)						(291,445)
(LTIP) of treasury shares	0		101,102		(101,102)
Equity at Dec. 31, 2022	R$ 11,842,126	R$ 26	R$ (475,354)	R$ 5,828,754	R$ 273,819	R$ 6,237,392	R$ (22,372)	R$ (139)	R$ 11,842,126	R$ 0